Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2024	2023
Trading assets	72,897	60,229
Non-trading derivatives	2,463	2,028
Designated at fair value through profit or loss	5,740	5,775
Mandatorily measured at fair value through profit or loss	56,481	54,983
	137,580	123,015

Summary of exposure to (reverse) repurchase agreements
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2024	2023
Reverse repurchase transactions
Loans and advances to banks	10,777	5,251
Loans and advances to customers	3,471	499
Trading assets, loans and receivables	12,033	12,121
Loans and receivables mandatorily measured at fair value through profit or loss	53,393	51,536
	79,675	69,407
Repurchase transactions
Deposits from banks	33	2,064
Customer deposits	1	97
Trading liabilities, funds on deposit	5,269	10,337
Funds entrusted designated and measured at fair value through profit or loss	38,420	45,729
	43,723	58,227

Summary of trading assets

Trading assets by type
in EUR million	2024	2023
Equity securities	20,717	15,412
Debt securities	10,080	6,907
Derivatives	29,805	25,680
Loans and receivables	12,295	12,231
	72,897	60,229

Summary of non-trading derivatives

Non-trading derivatives by type
in EUR million	2024	2023
Derivatives used in
- fair value hedges	617	716
- cash flow hedges	158	440
- hedges of net investments in foreign operations	82	100
Other non-trading derivatives	1,606	771
	2,463	2,028

Designated as at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2024	2023
Debt securities	4,718	4,470
Loans and receivables	1,022	1,306
	5,740	5,775

Summary of financial instruments by type

Mandatorily at fair value through profit or loss by type
in EUR million	2024	2023
Equity securities	228	179
Debt securities	789	894
Loans and receivables	55,464	53,911
	56,481	54,983